Subsequent events - Summary of Preliminary Allocation of Purchase Price (Details) - F T S International Inc [Member] - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Cash and cash equivalents	$ 53,771
Accounts receivable	89,268
Prepaid expense and other assets	4,037
Inventories	42,344
Property, plant and equipment	307,113
Goodwill and intangible assets	1,239
Other assets	1,583
Total assets acquired	502,103
Accounts payable	62,985
Accrued expenses	19,308
Other current liabilities	309
Other non-current liabilities	928
Total liabilities assumed	96,413
Net assets acquired	$ 405,690
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash and cash equivalents		$ 85,149
Accounts receivable		67,303
Prepaid expense and other assets		4,238
Inventories		38,540
Property, plant and equipment		284,108
Goodwill and intangible assets		36,500
Other assets		1,473
Total assets acquired		517,311
Accounts payable		70,591
Accrued expenses		37,932
Other current liabilities		309
Other non-current liabilities		979
Total liabilities assumed		109,811
Net assets acquired		$ 407,500